Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available under principal share-based compensation plan (in shares)	6,019,255
Compensation cost attributable to share-based compensation plans	$ 42,044	$ 29,669	$ 41,512
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost attributable to share-based compensation plans	$ 29,453	23,539	26,833
Stock vesting period	3 years
Grant date fair value of shares vested	$ 28,400	$ 28,200	$ 30,900
Weighted average grant date fair value (in USD per share)	$ 33.76	$ 22.20	$ 52.62
Unrecognized compensation cost related to non-vested grants	$ 29,700
Unrecognized compensation cost, weighted-average period of recognition	1 year 7 months 6 days
Payment equal to stock award value	$ 3,400	$ 1,300	$ 1,700
Restricted stock purchased (in shares)	105,459	55,222	32,648
Restricted stock units | Non-employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock vesting period	1 year
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost attributable to share-based compensation plans	$ 12,591	$ 6,130	$ 14,679
Stock vesting period	3 years
Grant date fair value of shares vested		6,200	7,300
Weighted average grant date fair value (in USD per share)	$ 84.35
Unrecognized compensation cost related to non-vested grants	$ 23,100
Unrecognized compensation cost, weighted-average period of recognition	2 years 1 month 6 days
Common stock issued (in shares)	67,846
Percent payout on vested shares	125.00%
Issuance of common stock under incentive compensation plans	$ 4,500
Performance stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target	0.00%
Performance stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target	200.00%
HEP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost attributable to share-based compensation plans	$ 2,600	$ 2,200	$ 2,500